Investment Objectives and Goals	Jul. 31, 2025
Franklin U.S. Core Equity (IU) Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin U.S. Core Equity (IU) Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s investment goal is capital appreciation.
Franklin International Core Equity (IU) Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin International Core Equity (IU) Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s investment goal is capital appreciation.
Franklin Emerging Market Core Equity (IU) Fund
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Emerging Market Core Equity (IU) Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund’s investment goal is capital appreciation.